Fair value of financial assets and liabilities_Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs (Details)
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Description of valuation processes used in fair value measurement assets	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.
Description of valuation processes used in fair value measurement liabilities	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Abstract]
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Loans | Binomial Tree, DCF | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as volatility of underlying asset increases.
Loans | Binomial Tree, DCF | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.145
Loans | Binomial Tree, DCF | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.4606
Loans, bond with options, convertible bonds | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases.
Loans, bond with options, convertible bonds | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1982
Loans, bond with options, convertible bonds | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2284
Loans, bond with options, convertible bonds | LSMC | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases.
Loans, bond with options, convertible bonds | LSMC | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1899
Loans, bond with options, convertible bonds | DCF model | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.
Loans, bond with options, convertible bonds | DCF model | Terminal growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0100
Loans, bond with options, convertible bonds | DCF model | Credit spread
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value decreases as credit spread increases
Loans, bond with options, convertible bonds | DCF model | Credit spread | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0230
Loans, bond with options, convertible bonds | DCF model | Credit spread | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0590
Loans, bond with options, convertible bonds | DCF model | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases
Loans, bond with options, convertible bonds | DCF model | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0470
Loans, bond with options, convertible bonds | DCF model | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1650
Loans, bond with options, convertible bonds | Hull-White model | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as volatility increases.
Loans, bond with options, convertible bonds | Hull-White model | Interest rate volatility | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0050
Loans, bond with options, convertible bonds | Hull-White model | Stock volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as volatility increases.
Loans, bond with options, convertible bonds | Hull-White model | Stock volatility | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1750
Loans, bond with options, convertible bonds | Hull-White model | Stock volatility | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2730
Loans, bond with options, convertible bonds | Hull-White model | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Loans, bond with options, convertible bonds | Hull-White model | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0310
Loans, bond with options, convertible bonds | Hull-White model | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.5320
Interest rate related derivative assets | DCF model | Credit risk adjustment ratio | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	1.0000
Interest rate related derivative assets | DCF model | Credit risk adjustment ratio | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value decreases as credit risk adjustment ratio increases.
Interest rate related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases	Variation of fair value increases as correlation coefficient increases
Interest rate related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.90	0.9
Interest rate related derivative assets | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.98	0.98
Interest rate related derivative assets | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Interest rate related derivative assets | Option valuation model and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2546	0.163
Interest rate related derivative assets | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	1.3147	0.412
Equity related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.	Variation of fair value increases as correlation coefficient increases.
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.29	0.237
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.75	0.675
Equity related derivative assets | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.
Equity related derivative assets | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0
Currency related derivative assets | DCF model | Credit risk adjustment ratio
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value decreases as credit risk adjustment ratio increases.
Currency related derivative assets | DCF model | Credit risk adjustment ratio | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.077
Currency related derivative assets | DCF model | Credit risk adjustment ratio | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		1
Interest rate related derivative liabilities | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases	Variation of fair value increases as correlation coefficient increases
Interest rate related derivative liabilities | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.90	0.9
Interest rate related derivative liabilities | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.98	0.98
Interest rate related derivative liabilities | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Interest rate related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.2546	0.163
Interest rate related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	1.3147	0.412
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases	Variation of fair value increases as correlation coefficient increases
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.29	0.237
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.75	0.675
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying assets increases.	Variation of fair value increases as volatility of underlying assets increases.
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities		0.214
Equity related derivative liabilities | Option valuation model and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0	0.224
Equity-linked securities | Monte Carlo Simulation and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value of equity-linked securities increases if both historical volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in historical volatility, the fair value variation of equity-linked securities may decrease	Equity-linked securities' variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease
Equity-linked securities | Monte Carlo Simulation and others | Correlation coefficient | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.48	0.294
Equity-linked securities | Monte Carlo Simulation and others | Correlation coefficient | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.60	0.675
Equity-linked securities | Monte Carlo Simulation and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value of equity-linked securities increases if both historical volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in historical volatility, the fair value variation of equity-linked securities may decrease	Equity-linked securities' variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease
Equity-linked securities | Monte Carlo Simulation and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.2759	0.191
Equity-linked securities | Monte Carlo Simulation and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.4929	0.253
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0850
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as volatility increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Volatility | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.3960
Equity securities, capital contributions, and beneficiary certificates | LSMC | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases
Equity securities, capital contributions, and beneficiary certificates | LSMC | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1899
Equity securities, capital contributions, and beneficiary certificates | LSMC | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2645
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0100
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0583
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.3463
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Fluctuation rate of real estate sales price
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as sales price increases
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Fluctuation rate of real estate sales price | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of liquidation value increases as volatility of underlying assets increases
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0
Equity securities, capital contributions, and beneficiary certificates | Net asset value method | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | Net asset value method | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1430
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as terminal growth rate increases
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Terminal growth rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Terminal growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.0915
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as discount rate decreases.
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Discount rate | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.0035
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.1921
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Variation of fair value increases as volatility of underlying assets increases.
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.1321
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0.5248
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Volatility of real estate sale price
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement		Fair value increases as real estate sale price increases.
Equity securities, capital contributions, debt securities and beneficiary certificates | External appraisal value and others | Volatility of real estate sale price | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets		0
Others | LSMC | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset increases
Others | LSMC | Stock prices, Volatility of underlying asset | Bottom of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1761
Others | LSMC | Stock prices, Volatility of underlying asset | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.2645
Others | Income approach | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Others | Income approach | Discount rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.1269
Others | Income approach | Growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as growth rate increases.
Others | Income approach | Growth rate | Top of range [Member]
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.0100